Stock-Based Compensation - Acquisitions (Details) $ / shares in Units, shares in Millions, $ in Millions	Jul. 09, 2019 USD ($) shares	Dec. 31, 2021 $ / shares shares
Red Hat, Inc. | Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Stock awards issued in connection with the acquisition (in shares)	6.4
Stock awards issued in connection with the acquisition | $	$ 845
Share conversion ratio	1.35
Stock awards outstanding (in shares)		0.7
Stock awards weighted-average grant price (in dollars per share) | $ / shares		$ 127
Various other acquisition transactions | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Additional stock options outstanding in connection with acquisitions (in shares)		0.6
Additional options outstanding, weighted-average exercise price (in dollars per share) | $ / shares		$ 26